Note 7 - Notes Payable (Details) - USD ($)						1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2014	Apr. 16, 2014	Jul. 23, 2012	Apr. 17, 2012	Jul. 07, 2011	Nov. 16, 2012	Sep. 20, 2012	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 17, 2012
Laboratory Equipment [Member]
Note 7 - Notes Payable (Details) [Line Items]
Property, Plant and Equipment, Gross		$ 109,493								$ 594,451	$ 65,934
Mining Equipment [Member]
Note 7 - Notes Payable (Details) [Line Items]
Property, Plant and Equipment, Gross	$ 65,120									1,684,197	1,569,635
Note Payable Mining Equipment [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount					$ 198,838
Implicit Interest Rate					9.34%
Debt Instrument, Periodic Payment					$ 5,556					5,556	5,556
Debt Instrument, Term					36 months
Note Payable Mining Equipment 2 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount				$ 40,565
Debt Instrument, Periodic Payment				$ 950				$ 950		950	950
Debt Instrument, Term				48 months
Debt Instrument, Interest Rate, Effective Percentage				11.279%
Note Payable Mining Equipment 3 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount			$ 169,500
Debt Instrument, Periodic Payment			$ 6,060					6,060		6,060	6,060
Debt Instrument, Term			30 months
Debt Instrument, Interest Rate, Stated Percentage			5.50%
Note Payable for Laboratory Equipment [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount		91,229
Debt Instrument, Periodic Payment		$ 9,122
Debt Instrument, Term		10 months
Note Payable, Mining Equipment, Purchased in October 2014 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount	57,900
Debt Instrument, Periodic Payment	$ 1,339
Debt Instrument, Term	48 months
Debt Instrument, Interest Rate, Stated Percentage	5.20%
Note Payable Mining Site Vehicle [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount							$ 37,701
Debt Instrument, Periodic Payment							$ 628	628		628	628
Debt Instrument, Term							60 months
Note Payable Mining Equipment 6 [Member] | Payable First Three Months [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment						$ 3,518
Note Payable Mining Equipment 6 [Member] | Payable for Twelve Months After First Three Months [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment						5,000
Note Payable Mining Equipment 6 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount						$ 67,960
Debt Instrument, Periodic Payment										5,000	5,000
Debt Instrument, Interest Rate, Effective Percentage						5.50%
Note Payable Mining Equipment 7 [Member] | Payable First Five Months [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment						$ 1,632
Note Payable Mining Equipment 7 [Member] | Payable For Twelve Months After First Five Months [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment						2,250
Note Payable Mining Equipment 7 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount						$ 33,748
Debt Instrument, Periodic Payment										2,250	2,250
Debt Instrument, Interest Rate, Effective Percentage						5.50%
Note Payable Insurance Company [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.15%
Note Payable Insurance Company 2 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment								6,094		6,094	6,094
Debt Instrument, Interest Rate, Stated Percentage	3.15%
Note Payable Insurance Company 3 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment										4,447	4,447
Debt Instrument, Interest Rate, Stated Percentage												3.15%
Note Payable Insurance Company 4 [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment										4,447	4,447
Debt Instrument, Interest Rate, Stated Percentage												4.732%
Note Payable Insurance Company [Member]
Note 7 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment								21,531		21,531	21,531
Debt Instrument, Interest Rate, Stated Percentage	3.15%
Property, Plant and Equipment, Gross										9,538,198	3,911,394
Debt Instrument, Periodic Payment, Interest								$ 4,178	$ 3,745	$ 10,460	$ 23,180